Short-Term Bank Loans, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Interest expense charged for short-term bank loans	$ 1,241,463	$ 1,583,491	$ 715,535
Feng Hui and related parties [Member]
Short-term Debt [Line Items]
Interest expense charged for short-term bank loans	1,241,463	1,115,329	580,843
Amortization expenses short-term bank loan		468,162	$ 134,692
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Interest expense charged for short-term bank loans	$ 2,179,539	$ 1,132,663